BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 129,564	$ 43,407
Prepaid expenses and deposits	8,029	5,090
Note receivable [note 3]	35,927	0
Total current assets	173,520	48,497
Note receivable [note 3]	235,525	597,876
Total assets	409,045	646,373
Current liabilities
Accounts payable and accrued liabilities	11,284	16,659
Due to related parties, non-interest bearing [note 5]	38,628	38,628
Total current liabilities	49,912	55,287
Stockholders’ equity[note 4]
Common stock Authorized 100,000,000 common shares with a par value of $0.001 per share Issued and outstanding 10,950,000 common shares	10,950	10,950
Additional paid-in capital	4,183,129	4,183,129
Deficit	(3,834,946)	(3,602,993)
Total stockholders’ equity	359,133	591,086
Total liabilities and stockholders’ equity	$ 409,045	$ 646,373